INCOME TAXES (Details 3) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Deferred tax liability:
Property, plant and equipment	$ 33	$ 34
Deferred tax asset:
Tax loss carryforwards	(568)	(614)
Valuation allowance	567	612	$ 722	$ 803
Total net deferred tax asset	(1)	(2)
Net deferred tax liability	$ 32	$ 32